April 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Strategic Funds, Inc.

            1933 Act File No.:  2-88816
            1940 Act File No.:  811-03940
            CIK No.:  0000737520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses for Dreyfus MLP Fund, Dreyfus Select Managers Small Cap Value Fund, Dreyfus U.S. Equity Fund, Global Stock Fund and International Stock Fund, and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 129 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 27, 2017.

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses for Class T shares of Dreyfus Active MidCap Fund, Dreyfus MLP Fund, Dreyfus Select Managers Small Cap Growth Fund, Dreyfus Select Managers Small Cap Value Fund, Dreyfus U.S. Equity Fund, Global Stock Fund and International Stock Fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 129 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 27, 2017, with the exception of the Supplement to the Class T Prospectuses and Statement of Additional Information dated March 31, 2017.

Please address any comments or questions to my attention at (412) 236-4172.

Sincerely,

/s/ Isaac Tamakloe
Isaac Tamakloe
Paralegal